UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05262

MFS SERIES TRUST VIII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
January 31, 2019
MFS®  Global Growth Fund

Portfolio of Investments
1/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.4%
Aerospace – 2.3%
Rolls-Royce Holdings PLC	218,249	$ 2,531,642
United Technologies Corp.	45,496	5,371,713
		$ 7,903,355
Airlines – 1.1%
Aena S.A.	22,087	$ 3,812,341
Alcoholic Beverages – 3.1%
Ambev S.A., ADR	742,167	$ 3,569,823
Diageo PLC	80,247	3,053,886
Pernod Ricard S.A.	24,541	4,072,996
		$ 10,696,705
Apparel Manufacturers – 6.5%
Adidas AG	22,482	$ 5,344,722
Burberry Group PLC	77,242	1,825,111
Compagnie Financiere Richemont S.A.	14,564	1,002,030
LVMH Moet Hennessy Louis Vuitton SE	19,314	6,184,378
NIKE, Inc., “B”	62,696	5,133,549
VF Corp.	34,117	2,871,628
		$ 22,361,418
Broadcasting – 0.3%
Walt Disney Co.	9,915	$ 1,105,721
Brokerage & Asset Managers – 2.3%
Blackstone Group LP	167,137	$ 5,632,517
Charles Schwab Corp.	51,426	2,405,194
		$ 8,037,711
Business Services – 11.2%
Accenture PLC, “A”	46,456	$ 7,133,319
Brenntag AG	43,062	2,033,162
Cognizant Technology Solutions Corp., “A”	74,215	5,171,301
Compass Group PLC	94,148	2,013,415
Equifax, Inc.	5,481	586,577
Experian PLC	211,861	5,313,006
Fidelity National Information Services, Inc.	49,880	5,213,956
Fiserv, Inc. (a)	59,455	4,930,603
Intertek Group PLC	26,127	1,681,882
Verisk Analytics, Inc., “A” (a)	40,654	4,773,186
		$ 38,850,407
Cable TV – 1.8%
Comcast Corp., “A”	165,407	$ 6,048,934
Chemicals – 1.4%
PPG Industries, Inc.	44,300	$ 4,670,992
Computer Software – 3.1%
Dassault Systemes S.A.	9,620	$ 1,206,261
Microsoft Corp.	92,665	9,677,006
		$ 10,883,267
Computer Software - Systems – 1.2%
Apple, Inc.	24,947	$ 4,152,179
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.2%
Sherwin-Williams Co.	9,552	$ 4,026,359
Consumer Products – 5.1%
Colgate-Palmolive Co.	51,732	$ 3,346,026
Estee Lauder Cos., Inc., “A”	30,630	4,178,545
Kose Corp.	6,100	895,469
L’Oréal S.A.	15,399	3,703,158
Reckitt Benckiser Group PLC	69,836	5,370,326
		$ 17,493,524
Electrical Equipment – 3.1%
Amphenol Corp., “A”	43,073	$ 3,786,978
Fortive Corp.	42,478	3,185,425
Mettler-Toledo International, Inc. (a)	6,070	3,873,631
		$ 10,846,034
Electronics – 6.2%
Analog Devices, Inc.	62,678	$ 6,196,347
Samsung Electronics Co. Ltd.	70,684	2,953,386
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	181,387	6,823,779
Texas Instruments, Inc.	55,285	5,566,094
		$ 21,539,606
Food & Beverages – 3.6%
Chr. Hansen Holding A.S.	7,330	$ 694,520
Danone S.A.	37,798	2,747,238
Nestle S.A.	81,402	7,075,659
PepsiCo, Inc.	18,026	2,030,989
		$ 12,548,406
Food & Drug Stores – 1.3%
Sundrug Co. Ltd.	141,500	$ 4,514,230
Gaming & Lodging – 1.2%
Paddy Power Betfair PLC	51,655	$ 4,244,581
General Merchandise – 1.8%
Dollarama, Inc.	181,357	$ 4,881,919
Lojas Renner S.A.	100,464	1,253,321
		$ 6,135,240
Insurance – 2.0%
Aon PLC	44,045	$ 6,881,150
Internet – 7.7%
Alibaba Group Holding Ltd., ADR (a)	31,519	$ 5,310,636
Alphabet, Inc., “A” (a)	11,713	13,187,550
Baidu, Inc., ADR (a)	25,499	4,401,892
Naver Corp.	28,866	3,528,312
		$ 26,428,390
Leisure & Toys – 1.5%
Electronic Arts, Inc. (a)	56,411	$ 5,203,351
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 3.3%
Daikin Industries Ltd.	37,100	$ 4,007,175
Nordson Corp.	44,413	5,757,701
Schindler Holding AG	7,002	1,485,667
		$ 11,250,543
Medical Equipment – 5.5%
Abbott Laboratories	63,011	$ 4,598,543
Cooper Cos., Inc.	4,273	1,191,141
Danaher Corp.	27,037	2,998,944
Thermo Fisher Scientific, Inc.	22,737	5,585,799
Waters Corp. (a)	19,521	4,513,646
		$ 18,888,073
Oil Services – 0.4%
Schlumberger Ltd.	35,148	$ 1,553,893
Other Banks & Diversified Financials – 5.7%
Credicorp Ltd.	13,603	$ 3,302,537
HDFC Bank Ltd.	166,011	4,866,551
Julius Baer Group Ltd.	50,096	2,005,956
Mastercard, Inc., “A”	18,494	3,904,638
Visa, Inc., “A”	42,025	5,673,795
		$ 19,753,477
Pharmaceuticals – 3.6%
Bayer AG	84,954	$ 6,437,178
Elanco Animal Health, Inc. (a)(l)	3,689	107,645
Roche Holding AG	16,484	4,375,234
Zoetis, Inc.	18,122	1,561,392
		$ 12,481,449
Printing & Publishing – 1.5%
Moody's Corp.	32,791	$ 5,197,701
Railroad & Shipping – 1.9%
Adani Ports and Special Economic Zone Ltd.	195,852	$ 932,583
Union Pacific Corp.	35,143	5,590,197
		$ 6,522,780
Restaurants – 1.6%
Starbucks Corp.	79,733	$ 5,433,007
Specialty Chemicals – 4.5%
Croda International PLC	54,351	$ 3,436,735
Ecolab, Inc.	25,392	4,016,252
Kansai Paint Co. Ltd.	227,900	3,996,227
Sika AG	19,852	2,615,126
Symrise AG	17,219	1,430,864
		$ 15,495,204
Specialty Stores – 1.4%
TJX Cos., Inc.	100,418	$ 4,993,787
Total Common Stocks		$ 339,953,815
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 2.47% (v)	3,238,166	$ 3,237,842
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund, 2.31% (j)	92,597	$ 92,597

Other Assets, Less Liabilities – 0.6%		2,139,029
Net Assets – 100.0%		$ 345,423,283
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,237,842 and $340,046,412, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
1/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$199,018,900	$—	$—	$199,018,900
United Kingdom	25,226,003	—	—	25,226,003
Switzerland	18,559,672	—	—	18,559,672
France	17,914,030	—	—	17,914,030
Germany	15,245,926	—	—	15,245,926
Japan	13,413,101	—	—	13,413,101
China	9,712,529	—	—	9,712,529
Taiwan	6,823,779	—	—	6,823,779
South Korea	3,528,312	2,953,387	—	6,481,699
Other Countries	22,691,625	4,866,551	—	27,558,176
Mutual Funds	3,330,439	—	—	3,330,439
Total	$335,464,316	$7,819,938	$—	$343,284,254
5

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,918,999	14,172,986	(14,853,819)	3,238,166
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(201)	$(35)	$—	$22,919	$3,237,842

(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2019, are as follows:
United States	59.2%
United Kingdom	7.3%
Switzerland	5.4%
France	5.2%
Germany	4.4%
Japan	3.9%
China	2.8%
Taiwan	2.0%
South Korea	1.9%
Other Countries	7.9%
6

Quarterly Report
January 31, 2019
MFS®  Strategic Income Fund

Portfolio of Investments
1/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 93.8%
Aerospace – 0.5%
TransDigm, Inc., 6.375%, 6/15/2026	$1,500,000	$ 1,443,750
Asset-Backed & Securitized – 25.9%
A Voce CLO Ltd., 2014-1A, “BR”, FLR, 4.937% (LIBOR - 3mo. + 2.15%), 7/15/2026 (n)	$1,710,000	$ 1,702,960
Allegro CLO Ltd., 2014-1RA, “C”, FLR, 5.761% (LIBOR - 3mo. + 3%), 10/21/2028 (z)	1,250,000	1,212,221
ALM Loan Funding CLO, 2015-16A, “BR2”, FLR, 4.687% (LIBOR - 3mo. + 1.9%), 7/15/2027 (n)	1,740,000	1,728,067
Arbor Realty CLO Ltd., 2018-A, “FL-1”, FLR, 3.659% (LIBOR - 1mo. + 1.15%), 6/15/2028 (z)	1,740,000	1,723,859
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 4.011% (LIBOR - 3mo.+ 1.25%), 1/20/2028 (n)	1,750,000	1,714,851
Bancorp Commercial Mortgage Trust 2018-CRE4, “D”, FLR, 4.609% (LIBOR - 1mo. + 2.1%), 9/15/2035 (z)	1,300,000	1,300,185
Bancorp Commercial Mortgage Trust, 2018-CR3, “D”, FLR, 5.209% (LIBOR - 1mo. + 2.7%), 1/15/2033 (z)	1,751,843	1,739,860
Bayview Financial Revolving Mortgage Loan Trust, FLR, 4.102% (LIBOR - 1mo. + 1.6%), 12/28/2040 (z)	203,133	188,486
BDS Ltd., 2018-FL2, “C”, FLR, 4.36% (LIBOR - 1mo. + 1.85%), 8/15/2035 (z)	1,300,000	1,274,455
BSPRT Issuer Ltd., 2017-FL2 “C”, FLR, 4.659% (LIBOR - 1mo. + 2.15%), 10/15/2034 (n)	1,250,000	1,249,992
Business Jet Securities LLC, 2018-1, “C”, 7.748%, 2/15/2033 (z)	629,227	642,131
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029 (n)	1,285,000	1,276,757
Commercial Mortgage Pass-Through Certificates, “2017-BNK8”, “A3”, 3.229%, 11/15/2050	1,750,000	1,712,202
Commercial Mortgage Pass-Through Certificates, “2018-BNK10”, “A5”, 3.688%, 2/15/2061	1,750,000	1,772,428
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	1,805,893	1,860,174
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	1,750,000	1,741,564
CPS Auto Trust, 2016-D, “B”, 2.11%, 3/15/2021 (n)	1,080,672	1,078,055
Crest Ltd., CDO, 7%,(0.001% cash or 7% PIK) 1/28/2040 (a)(p)	721,490	86,218
Cutwater Ltd., 2015-IA, “BR”, FLR, 4.587% (LIBOR - 3mo. + 1.8%), 1/15/2029 (z)	1,500,000	1,494,906
Drive Auto Receivables Trust, 2017-1, “C”, 2.84%, 4/15/2022	555,000	554,546
DT Auto Owner Trust, 2017-2A, “C”, 3.03%, 1/17/2023 (n)	1,285,000	1,284,174
DT Auto Owner Trust, 2018-2A, “C”, 3.67%, 3/15/2024 (n)	552,000	553,207
Exantas Capital Corp. CLO Ltd., 2018-RS06, “B”, FLR, 3.657% (LIBOR - 1mo. + 1.15%), 6/15/2035 (z)	1,740,000	1,718,680
Falcon Franchise Loan LLC, 8.19%, 1/05/2023 (i)(z)	50,061	1,944
Figueroa CLO Ltd., 2014-1A, “DR”, FLR, 6.037% (LIBOR - 3mo. + 3.25%), 1/15/2027 (z)	1,250,000	1,230,680
Flatiron CLO Ltd., 2015-1A, “CR”, FLR, 4.687% (LIBOR - 3mo. + 1.9%), 4/15/2027 (n)	1,740,000	1,716,904
GMF Floorplan Owner Revolving Trust, 2017-2, “C”, 2.63%, 7/15/2022 (z)	1,740,000	1,723,907
Hunt CRE Ltd., 2018-FL2, “D”, FLR, 5.21% (LIBOR - 1mo. + 2.75%), 8/15/2028 (z)	1,300,000	1,248,742
Invitation Homes Trust, 2018-SFR1, “C”, FLR, 3.758% (LIBOR - 1mo. + 1.25%), 3/17/2037 (z)	870,000	865,682
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	769,436	767,134
KKR Real Estate Financial Trust Inc.. Ltd., 2018-FL1, “D”, FLR, 4.89% (LIBOR - 1mo. + 2.55%), 6/15/2036 (z)	1,295,000	1,276,646
LoanCore Ltd., 2018-CRE1, “C”, FLR, 5.01% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	1,740,000	1,713,383
Magnetite CLO Ltd., 2015-16A, “DR”, FLR, 4.93% (LIBOR - 3mo. + 2.15%), 1/18/2028 (z)	500,000	478,594
Man GLG US CLO 2018-2 Ltd., 2018-2A, “BR”, FLR, 5.237% (LIBOR - 3mo. + 2.45%), 10/15/2028	1,250,000	1,218,982
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	1,611,527	1,610,979
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	1,050,279	1,050,988
Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, FLR, 4.06% (LIBOR - 1mo. + 1.55%), 9/25/2023 (z)	1,731,000	1,732,466
Neuberger Berman CLO Ltd., 2016-21A, “CR”, FLR, 4.361% (LIBOR - 3mo. + 1.6%), 4/20/2027 (n)	1,750,000	1,679,636
NextGear Floorplan Master Owner Trust, 2017-2A, “B”, 3.02%, 10/17/2022 (n)	1,475,000	1,467,208
NextGear Floorplan Master Owner Trust, 2018-1A, “B”, 3.57%, 2/15/2023 (z)	800,000	801,601
Oaktree CLO Ltd., 2014-2A, “BR”, FLR, 5.311% (LIBOR - 3mo. + 2.55%), 10/20/2026 (n)	1,700,000	1,697,826
OCP CLO Ltd., 2015-9A, “A2R”, FLR, 4.137% (LIBOR - 3mo. + 1.35%), 7/15/2027 (z)	1,500,000	1,477,983
Parallel Ltd., 2015-1A, “DR”, FLR, 5.311% (LIBOR - 3mo. + 2.55%), 7/20/2027 (n)	1,750,000	1,685,222
Race Point CLO Ltd., 2013-8A, “CR”, FLR, 5.145% (LIBOR - 3mo. + 2.5%), 2/20/2030 (n)	1,700,000	1,666,500
Santander Drive Auto Receivables Trust, 2017-2, “C”, 2.79%, 8/15/2022	1,286,000	1,282,224
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	148,884	148,064
UBS Commercial Mortgage Trust 2017-C6, “A5”, 3.58%, 12/15/2050	1,750,000	1,750,582
UBS Commercial Mortgage Trust 2017-C7, “A4”, 3.679%, 12/15/2050	1,750,000	1,760,815
UBS Commercial Mortgage Trust 2017-C8, “A4”, 3.983%, 2/15/2051	1,750,000	1,802,410
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	1,748,753	1,739,545
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	1,750,000	1,752,943
Wells Fargo Commercial Mortgage Trust, 2017-RB1, “A4”, 3.374%, 3/15/2050	1,970,000	1,952,333

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
West CLO Ltd., 2014-1A, “CR”, FLR, 5.78% (LIBOR - 3mo. + 3%), 7/18/2026 (n)	$1,740,000	$ 1,706,753
		$ 70,618,654
Automotive – 1.1%
Allison Transmission, Inc., 5%, 10/01/2024 (n)	$1,500,000	$ 1,475,625
General Motors Co., 4.2%, 10/01/2027	1,757,000	1,619,163
		$ 3,094,788
Broadcasting – 1.5%
Fox Corp., 4.709%, 1/25/2029 (z)	$330,000	$ 344,260
Liberty Media Corp. - Liberty Formula One, 8.25%, 2/01/2030	1,500,000	1,518,750
Netflix, Inc., 5.875%, 11/15/2028 (n)	1,500,000	1,520,625
Time Warner, Inc., 3.8%, 2/15/2027	701,000	683,789
		$ 4,067,424
Brokerage & Asset Managers – 1.5%
Charles Schwab Corp., 3.2%, 1/25/2028	$1,522,000	$ 1,481,632
E*TRADE Financial Corp., 4.5%, 6/20/2028	1,958,000	1,937,719
Raymond James Financial, Inc., 4.95%, 7/15/2046	658,000	652,660
		$ 4,072,011
Building – 1.8%
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)	$1,500,000	$ 1,503,225
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	1,054,000	1,066,997
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	1,057,000	971,977
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)	1,500,000	1,432,500
		$ 4,974,699
Business Services – 0.4%
Travelport Worldwide Ltd., 6%, 3/15/2026 (n)	$945,000	$ 977,480
Cable TV – 2.3%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	$1,500,000	$ 1,522,500
Cox Communications, Inc., 3.25%, 12/15/2022 (n)	1,138,000	1,124,100
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	1,600,000	1,512,000
Time Warner Cable, Inc., 8.25%, 4/01/2019	920,000	927,563
Time Warner Cable, Inc., 4.5%, 9/15/2042	1,279,000	1,066,166
		$ 6,152,329
Chemicals – 1.5%
OCI N.V., 6.625%, 4/15/2023 (n)	$1,500,000	$ 1,541,250
Sasol Chemicals (USA) LLC, 5.875%, 3/27/2024	759,000	782,900
Sasol Financing USA LLC, 6.5%, 9/27/2028	425,000	448,668
SPCM S.A., 4.875%, 9/15/2025 (n)	1,500,000	1,410,000
		$ 4,182,818
Computer Software – 0.7%
Microsoft Corp., 3.125%, 11/03/2025	$446,000	$ 451,576
Microsoft Corp., 4.25%, 2/06/2047	1,279,000	1,389,418
		$ 1,840,994
Computer Software - Systems – 0.5%
Apple, Inc., 4.25%, 2/09/2047	$1,355,000	$ 1,388,047

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Conglomerates – 1.2%
United Technologies Corp., 4.125%, 11/16/2028		$1,081,000	$ 1,111,892
United Technologies Corp., 4.05%, 5/04/2047		807,000	753,342
Wabtec Corp., 4.7%, 9/15/2028		1,428,000	1,359,012
			$ 3,224,246
Construction – 0.5%
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)		$433,000	$ 68,198
Mattamy Group Corp., 6.5%, 10/01/2025 (n)		1,500,000	1,391,250
			$ 1,459,448
Consumer Products – 1.5%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		$921,000	$ 922,121
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)		3,256,000	3,146,463
			$ 4,068,584
Consumer Services – 0.9%
Priceline Group, Inc., 3.55%, 3/15/2028		$1,679,000	$ 1,617,819
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2026 (n)		307,000	206,311
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2029 (n)		889,000	495,721
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2031 (n)		307,000	157,615
			$ 2,477,466
Containers – 0.5%
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		$1,500,000	$ 1,470,000
Electronics – 0.6%
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		$1,500,000	$ 1,556,250
Emerging Market Quasi-Sovereign – 1.3%
Petrobras Global Finance B.V., 5.999%, 1/27/2028		$747,000	$ 745,506
PT Indonesia Asahan Aluminium (Persero), 5.71%, 11/15/2023 (n)		489,000	514,765
PT Indonesia Asahan Aluminium (Persero), 6.53%, 11/15/2028 (n)		920,000	1,009,900
Southern Gas Corridor CJSC, 6.875%, 3/24/2026 (n)		1,242,000	1,378,620
			$ 3,648,791
Emerging Market Sovereign – 5.1%
Arab Republic of Egypt, 6.588%, 2/21/2028 (n)		$1,492,000	$ 1,384,600
Government of Ukraine, 7.75%, 9/01/2021		780,000	766,100
Government of Ukraine, 9.75%, 11/01/2028		950,000	942,343
Kingdom of Saudi Arabia, 4.375%, 4/16/2029 (n)		685,000	697,535
Republic of Argentina, 5.875%, 1/11/2028		1,383,000	1,099,485
Republic of Argentina, 6.875%, 1/11/2048		902,000	690,030
Republic of Colombia, 5.2%, 5/15/2049		682,000	705,529
Republic of Ecuador, 7.875%, 1/23/2028		747,000	662,365
Republic of Gabon, 6.95%, 6/16/2025		340,000	326,400
Republic of Kenya, 8.25%, 2/28/2048 (n)		791,000	760,499
Republic of Philippines, 8%, 7/19/2031	PHP	61,515,000	1,338,195
Republic of South Africa, 6.5%, 2/28/2041	ZAR	12,309,000	666,967
Republic of Sri Lanka, 6.75%, 4/18/2028		$739,000	708,648
Republic of Turkey, 7.375%, 2/05/2025		1,570,000	1,640,528
Socialist Republic of Vietnam, 4.8%, 11/19/2024		1,507,000	1,575,865
			$ 13,965,089
Energy - Independent – 1.7%
Canadian Oil Sands Co., 7.75%, 5/15/2019 (n)		$874,000	$ 883,883
Canadian Oil Sands Co., 4.5%, 4/01/2022 (n)		822,000	822,217
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)		1,500,000	1,440,000

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)	$1,500,000	$ 1,486,875
		$ 4,632,975
Energy - Integrated – 0.9%
Eni S.p.A., 4%, 9/12/2023 (n)	$892,000	$ 899,720
Shell International Finance B.V., 2.875%, 5/10/2026	1,513,000	1,476,627
		$ 2,376,347
Entertainment – 0.6%
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	$1,500,000	$ 1,485,000
Financial Institutions – 0.6%
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023	$1,500,000	$ 1,522,800
GE Capital International Funding Co., 4.418%, 11/15/2035	212,000	189,228
		$ 1,712,028
Food & Beverages – 3.8%
Anheuser Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	$874,509	$ 774,550
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/2039	1,162,000	1,214,060
Conagra Brands, Inc., 4.6%, 11/01/2025	1,807,000	1,829,907
Constellation Brands, Inc., 4.4%, 11/15/2025	2,005,000	2,066,317
General Mills, Inc., 4.55%, 4/17/2038	463,000	430,251
Kraft Foods Group, Inc., 5%, 6/04/2042	438,000	408,805
Pilgrim's Pride Corp., 5.875%, 9/30/2027 (n)	1,500,000	1,447,500
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	1,500,000	1,525,935
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	593,000	597,549
		$ 10,294,874
Industrial – 0.5%
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	$1,500,000	$ 1,445,370
Insurance – 0.9%
American International Group, Inc., 3.9%, 4/01/2026	$1,706,000	$ 1,689,446
American International Group, Inc., 4.7%, 7/10/2035	355,000	350,780
American International Group, Inc., 4.5%, 7/16/2044	315,000	296,904
		$ 2,337,130
Insurance - Health – 0.5%
UnitedHealth Group, Inc., 3.75%, 10/15/2047	$1,530,000	$ 1,466,762
Insurance - Property & Casualty – 1.2%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$1,580,000	$ 1,538,935
Marsh & McLennan Cos., Inc., 4.2%, 3/01/2048	1,723,000	1,628,328
		$ 3,167,263
International Market Quasi-Sovereign – 0.6%
Dexia Credit Local S.A., 2.25%, 2/18/2020 (n)	$1,530,000	$ 1,521,648
Machinery & Tools – 0.4%
CNH Industrial Capital LLC, 3.85%, 11/15/2027	$1,025,000	$ 950,614
Major Banks – 7.5%
Bank of America Corp., 2.151%, 11/09/2020	$790,000	$ 779,513
Bank of America Corp., 4.125%, 1/22/2024	568,000	589,904
Bank of America Corp., 3.248%, 10/21/2027	4,264,000	4,080,017
Bank of America Corp., 4.271% to 7/23/2028, FLR (LIBOR - 3mo. + 1.31%) to 7/23/2029	579,000	596,590
Bank of New York Mellon Corp., 3.5%, 4/28/2023	1,900,000	1,930,263
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	299,000	315,729

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Credit Suisse Group AG, 3.869%, 1/12/2029 (n)	$1,361,000	$ 1,299,317
ING Bank N.V., 5.8%, 9/25/2023 (n)	1,344,000	1,423,252
JPMorgan Chase & Co., 3.125%, 1/23/2025	1,625,000	1,593,722
JPMorgan Chase & Co., 3.882% to 7/24/2037, FLR (LIBOR - 3mo. + 1.36%) to 7/24/2038	1,731,000	1,650,871
Morgan Stanley, 3.7%, 10/23/2024	1,993,000	2,007,774
Morgan Stanley, 3.625%, 1/20/2027	2,043,000	2,008,167
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	2,105,000	2,118,297
		$ 20,393,416
Medical & Health Technology & Services – 1.8%
Avantor, Inc., 9%, 10/01/2025 (n)	$1,000,000	$ 1,030,000
Becton, Dickinson and Co., 3.734%, 12/15/2024	2,041,000	2,034,461
HCA, Inc., 5.375%, 2/01/2025	1,750,000	1,806,333
		$ 4,870,794
Medical Equipment – 0.5%
Abbott Laboratories, 4.75%, 11/30/2036	$1,295,000	$ 1,393,076
Metals & Mining – 1.7%
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/2023	$1,125,000	$ 1,075,781
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	375,000	332,813
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	953,000	955,127
Glencore Funding LLC, 4%, 4/16/2025 (n)	479,000	459,840
Glencore Funding LLC, 3.875%, 10/27/2027 (n)	1,170,000	1,101,087
Vale Overseas Ltd., 6.875%, 11/10/2039	309,000	342,959
Vale S.A., 6.25%, 8/10/2026	332,000	353,995
		$ 4,621,602
Midstream – 1.3%
MPLX LP, 4%, 3/15/2028	$2,200,000	$ 2,121,439
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	1,500,000	1,447,500
		$ 3,568,939
Mortgage-Backed – 0.4%
Fannie Mae, 5.5%, 7/01/2019 - 11/01/2036	$75,110	$ 81,084
Fannie Mae, 6.5%, 5/01/2031	20,476	23,179
Fannie Mae, 6%, 11/01/2034	182,562	200,049
Freddie Mac, 4.224%, 3/25/2020	792,739	802,153
Freddie Mac, 0.882%, 4/25/2024 (i)	99,634	3,704
		$ 1,110,169
Municipals – 1.3%
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	$2,500,000	$ 2,145,700
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 6%, 8/01/2042 (a)(d)	2,755,000	1,349,950
		$ 3,495,650
Network & Telecom – 1.3%
AT&T, Inc., 5.45%, 3/01/2047	$1,961,000	$ 2,009,439
Zayo Group LLC/Zayo Capital, Inc., 6.375%, 5/15/2025	1,500,000	1,464,375
		$ 3,473,814
Oils – 0.5%
Parkland Fuel Corp., 6%, 4/01/2026 (n)	$1,500,000	$ 1,432,500
Other Banks & Diversified Financials – 0.9%
Compass Bank, 2.875%, 6/29/2022	$1,931,000	$ 1,869,821
Kazkommertsbank JSC, 5.5%, 12/21/2022	691,000	687,545
		$ 2,557,366

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – 0.4%
Actavis Funding SCS, 3.8%, 3/15/2025	$1,206,000	$ 1,201,801
Supranational – 0.5%
Corporacion Andina de Fomento, 4.375%, 6/15/2022	$1,290,000	$ 1,339,730
Telecommunications - Wireless – 1.5%
American Tower Corp., REIT, 3.55%, 7/15/2027	$2,165,000	$ 2,065,445
American Tower Corp., REIT, 3.6%, 1/15/2028	875,000	841,238
SBA Tower Trust, 2.898%, 10/15/2044 (n)	1,061,000	1,057,326
		$ 3,964,009
Tobacco – 0.7%
B.A.T. Capital Corp., 3.557%, 8/15/2027	$2,091,000	$ 1,913,115
Transportation - Services – 0.6%
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	$1,733,000	$ 1,715,291
U.S. Treasury Obligations – 10.3%
U.S. Treasury Bonds, 3.5%, 2/15/2039 (f)	$5,425,000	$ 5,960,931
U.S. Treasury Bonds, 2.5%, 2/15/2045	7,217,000	6,561,550
U.S. Treasury Notes, 1.5%, 4/15/2020	3,441,000	3,400,004
U.S. Treasury Notes, 2.875%, 10/31/2020	3,504,000	3,526,721
U.S. Treasury Notes, 1.75%, 2/28/2022	6,974,000	6,832,613
U.S. Treasury Notes, 1.625%, 5/31/2023	1,800,000	1,739,250
		$ 28,021,069
Utilities - Electric Power – 1.6%
Covanta Holding Corp., 5.875%, 7/01/2025	$1,500,000	$ 1,470,000
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	2,476,000	2,225,295
Enel Finance International N.V., 4.875%, 6/14/2029 (n)	685,000	671,272
		$ 4,366,567
Total Bonds		$ 255,511,787
Common Stocks – 0.0%
Energy - Independent – 0.0%
Frontera Energy Corp.	5,520	$ 49,456
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 2.47% (v)	2,173,655	$ 2,173,438

Other Assets, Less Liabilities – 5.4%		14,583,222
Net Assets – 100.0%		$ 272,317,903
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,173,438 and $255,561,243, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $81,138,742, representing 29.8% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Allegro CLO Ltd., 2014-1RA, “C”, FLR, 5.761% (LIBOR - 3mo. + 3%), 10/21/2028	8/22/18	$1,250,000	$1,212,221
Arbor Realty CLO Ltd., 2018-A, “FL-1”, FLR, 3.659% (LIBOR - 1mo. + 1.15%), 6/15/2028	5/23/18	1,740,000	1,723,859
Bancorp Commercial Mortgage Trust 2018-CRE4, “D”, FLR, 4.609% (LIBOR - 1mo. + 2.1%), 9/15/2035	9/17/18	1,300,000	1,300,185
Bancorp Commercial Mortgage Trust, 2018-CR3, “D”, FLR, 5.209% (LIBOR - 1mo. + 2.7%), 1/15/2033	3/13/18	1,751,843	1,739,860
Bayview Financial Revolving Mortgage Loan Trust, FLR, 4.102% (LIBOR - 1mo. + 1.6%), 12/28/2040	3/01/06	203,133	188,486
BDS Ltd., 2018-FL2, “C”, FLR, 4.36% (LIBOR - 1mo. + 1.85%), 8/15/2035	7/25/18	1,300,000	1,274,455
Business Jet Securities LLC, 2018-1, “C”, 7.748%, 2/15/2033	2/21/18	629,220	642,131
Cutwater Ltd., 2015-IA, “BR”, FLR, 4.587% (LIBOR - 3mo. + 1.8%), 1/15/2029	10/15/18	1,500,000	1,494,906
Exantas Capital Corp. CLO Ltd., 2018-RS06, “B”, FLR, 3.657% (LIBOR - 1mo. + 1.15%), 6/15/2035	6/07/18	1,740,000	1,718,680
Falcon Franchise Loan LLC, 8.19%, 1/05/2023	1/18/02	0	1,944
Figueroa CLO Ltd., 2014-1A, “DR”, FLR, 6.037% (LIBOR - 3mo. + 3.25%), 1/15/2027	6/28/18	1,250,000	1,230,680
Fox Corp., 4.709%, 1/25/2029	1/15/19	330,000	344,260
GMF Floorplan Owner Revolving Trust, 2017-2, “C”, 2.63%, 7/15/2022	8/15/17	1,739,706	1,723,907
Hunt CRE Ltd., 2018-FL2, “D”, FLR, 5.21% (LIBOR - 1mo. + 2.75%), 8/15/2028	8/03/18	1,300,000	1,248,742
Invitation Homes Trust, 2018-SFR1, “C”, FLR, 3.758% (LIBOR - 1mo. + 1.25%), 3/17/2037	1/26/18	870,000	865,682
KKR Real Estate Financial Trust Inc.. Ltd., 2018-FL1, “D”, FLR, 4.89% (LIBOR - 1mo. + 2.55%), 6/15/2036	11/07/18	1,295,000	1,276,646
Magnetite CLO Ltd., 2015-16A, “DR”, FLR, 4.93% (LIBOR - 3mo. + 2.15%), 1/18/2028	1/18/18	500,000	478,594
Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, FLR, 4.06% (LIBOR - 1mo. + 1.55%), 9/25/2023	9/17/18	1,731,000	1,732,466
NextGear Floorplan Master Owner Trust, 2018-1A, “B”, 3.57%, 2/15/2023	3/06/18	799,939	801,601
OCP CLO Ltd., 2015-9A, “A2R”, FLR, 4.137% (LIBOR - 3mo. + 1.35%), 7/15/2027	10/27/17	1,500,000	1,477,983
Total Restricted Securities			$22,477,288
% of Net assets			8.3%
The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
JPY	Japanese Yen
MXN	Mexican Peso
PHP	Philippine Peso
TRY	Turkish Lira
ZAR	South African Rand
Derivative Contracts at 1/31/19
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
MXN	716	USD	37	JPMorgan Chase Bank N.A.	4/12/2019	$0
TRY	3,722,000	USD	661,444	Goldman Sachs International	4/12/2019	33,189
USD	16,556	EUR	14,309	Goldman Sachs International	4/12/2019	82
USD	5,930,290	JPY	642,300,000	Citibank N.A.	4/05/2019	4,464
USD	3,100,358	JPY	334,082,164	Goldman Sachs International	4/05/2019	18,134
USD	3,004,789	JPY	321,000,000	JPMorgan Chase Bank N.A.	4/05/2019	43,260

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	2,917,457	JPY	315,034,335	JPMorgan Chase Bank N.A.	4/12/2019	$9,176
USD	676,828	MXN	13,032,870	Goldman Sachs International	4/12/2019	2,121
USD	686,765	ZAR	9,175,891	Morgan Stanley Capital Services, Inc.	4/12/2019	292
						$110,718
Liability Derivatives
MXN	13,345,928	USD	695,350	Goldman Sachs International	4/12/2019	$(4,436)
USD	1,367,070	PHP	72,089,000	JPMorgan Chase Bank N.A.	2/19/2019	(14,826)
						$ (19,262)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	233	$49,472,453	March – 2019	$324,412
U.S. Treasury Ultra Bond	Long	USD	80	12,890,000	March – 2019	712,826
						$1,037,238
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	136	$17,773,500	March – 2019	$ (651,806)
At January 31, 2019, the fund had liquid securities with an aggregate value of $284,587 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$49,456	$—	$—	$49,456
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	28,021,068	—	28,021,068
Non-U.S. Sovereign Debt	—	20,475,258	—	20,475,258
Municipal Bonds	—	3,495,650	—	3,495,650
U.S. Corporate Bonds	—	95,617,762	—	95,617,762
Residential Mortgage-Backed Securities	—	1,975,851	—	1,975,851
Commercial Mortgage-Backed Securities	—	30,309,724	—	30,309,724
Asset-Backed Securities (including CDOs)	—	39,443,248	—	39,443,248
Foreign Bonds	—	36,173,226	—	36,173,226
Mutual Funds	2,173,438	—	—	2,173,438
Total	$2,222,894	$255,511,787	$—	$257,734,681
Other Financial Instruments
Futures Contracts - Assets	$1,037,238	$—	$—	$1,037,238
Futures Contracts - Liabilities	(651,806)	—	—	(651,806)
Forward Foreign Currency Exchange Contracts - Assets	—	110,718	—	110,718
Forward Foreign Currency Exchange Contracts - Liabilities	—	(19,262)	—	(19,262)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,263,595	28,973,560	(33,063,500)	2,173,655
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(696)	$—	$—	$25,155	$2,173,438

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VIII

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: March 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: March 19, 2019

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 19, 2019

*	Print name and title of each signing officer under his or her signature.